Note 13 - Income Taxes (Details Textual) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Effective Income Tax Rate Reconciliation, Tax on US Source Gross Transportation Income, Percent	2.00%
Vessel Operating Expenses [Member]
Income Tax Expense (Benefit) on US Source Gross Transportation Income, Amount	$ 152